RETIREMENT PLAN - Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Required period of service to participate in plan	90 days
Retirement plan expense	$ 1,102	$ 1,030	$ 943
Matching scenario one
Defined Contribution Plan Disclosure [Line Items]
Employer match	100.00%
Employee contributions	1.00%
Matching scenario two
Defined Contribution Plan Disclosure [Line Items]
Employer match	50.00%
Employee contributions	5.00%